STOCK COMPENSATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Stock Based Compensation
Summary of activity for the expired Stock Option Plans

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Shares	Price	Term	Value
Outstanding, beginning of year	12,625	$30.46
Granted	—	—
Forfeited or expired	(10,225)	30.48
Exercised	—	—
Outstanding, end of period	2,400	$30.38	21.5 months	$—
Vested and expected to vest	2,400	$30.38	21.5 months	$—
Exercisable, end of period	2,400	$30.38	21.5 months	$—

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Shares	Price	Term	Value

Outstanding, beginning of year	19,100	$31.50
Granted	—	—
Forfeited or expired	(6,475)	33.05
Exercised	—	—
Outstanding, end of year	12,625	$30.46	4.9 months	$—
Vested and expected to vest	12,625	$30.46	4.9 months	$—
Exercisable, end of year	12,625	$30.46	4.9 months	$—

2005 Restricted Stock Grant Plan
Stock Based Compensation
Summary of changes in nonvested shares of restricted stock

		Weighted-Average	Fair
		Grant-Date	Value
Nonvested Shares	Shares	Fair Value	Per Share
Nonvested at January 1, 2015	17,694	$365,586	$20.66
Granted	5,385	147,280	27.35
Vested	(5,175)	(101,767)	19.67
Forfeited	—	—	—
Nonvested at March 31, 2015	17,904	$411,099	$22.96

2009 Stock Award Plan
Stock Based Compensation
Summary of changes in nonvested shares of stock award plan

		Weighted-Average	Fair
		Grant-Date	Value
Nonvested Shares	Shares	Fair Value	Per Share
Nonvested at January 1, 2015	720	$16,704	$23.20
Granted	465	12,718	27.35
Vested	(180)	(4,176)	23.20
Forfeited	—	—	—
Nonvested at March 31, 2015	1,005	$25,246	$25.12